BORROWINGS (Tables)	12 Months Ended
Dec. 31, 2025
Debt Disclosure [Abstract]
SCHEDULE OF BANK BORROWINGS

As of December 31, 2024 and 2025, the bank borrowings were for working capital and capital expenditure purposes.

	As of December 31,
	2024	2025
Current portion:
Short-term bank borrowings
Bank of Jiaxing (1)	$2,648,199	$2,692,654
Long-term bank borrowings, current portion
Bank of Jiaxing (1)	123,299	56,381
Subtotal	$2,771,498	$2,749,035

Non-current portion:
Long-term bank borrowings
Bank of Jiaxing (1)	$2,814,862	$2,938,338
Subtotal	$2,814,862	$2,938,338
Total	$5,586,360	$5,687,373

(1)	During the fiscal years ended December 31,2024 and 2025, the Company continuously entered into certain bank borrowings for the purpose of obtaining financing. The bank borrowings were joint secured by Mr. Ming-Chao Huang and Ms. Shu-Hui Cai, the shareholders of the Company, and pledged by the Company’s property, plant and equipment amounting to US$3,894,697 and US$3,820,949 as of December 31, 2024 and 2025, respectively.

(2)	The interest expenses were US$214,627, US$269,855 and US$259,033 for the years ended December 31, 2023, 2024 and 2025, respectively. The weighted average interest rates of bank borrowings outstanding were 4.4% and 4.3% per annum as of December 31, 2024 and 2025, respectively. The maturity dates of the bank borrowings were from December 2026 to December 2035.

SCHEDULE OF LONG TERM BORROWINGS

As of December 31, 2025 the Company’s long-term bank borrowings will be due according to the following schedule:

For the fiscal years ending December 31,	Amount
2026	$56,381
2027	112,761
2028	140,951
2029 and thereafter	2,684,626
Total long-term bank borrowings	$2,994,719